Equity-based compensation - Additional information (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares metric	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 08, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-based compensation expense	$ 151	$ 113	$ 114
Accrued equity-based payments	$ 14	$ 9
Number of awards outstanding (in shares) | shares	5,627	5,417	4,742	4,200
Remaining weighted-average vesting period	1 year 1 month 6 days
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of metrics | metric	4
Other Share Savings Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period	3 years
Minimum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percent of base salary	35.00%
Payout percent	0.00%
Maximum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percent of base salary	430.00%
Payout percent	200.00%